CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (Parenthetical) ¥ in Thousands	12 Months Ended
	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Other comprehensive loss, tax	¥ 0	¥ 0	¥ 0
Class B ordinary shares
Number of underlying shares represented by one ADS	3	3	3